Other Receivables (Tables)	12 Months Ended
Jun. 30, 2026
Other Receivables [Abstract]
Schedule of Other Receivables
	30 June 2026 $	30 June 2025 $
Security deposit	13,673	4,650
GST / VAT receivable	32,416	32,916
Other receivables	1,159,996	10,328
	1,206,085	47,894